SCHEDULE OF COMPUTATION OF BASIC NET LOSS PER SHARE OF CLASS A AND CLASS B STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Allocation of losses	$ (4,298)	$ (6,527)	$ (22,377)	$ (20,964)	$ (28,013)	$ (49,680)
Weighted average shares outstanding	18,468,999	18,486,999	18,468,999	18,468,999	18,486,999	18,514,664
Basic net loss per share	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)	$ (1.52)	$ (2.68)
Common Class B [Member]
Allocation of losses	$ (1,191)	$ (1,678)	$ (6,050)	$ (5,063)	$ (6,894)	$ (9,612)
Weighted average shares outstanding	5,140,593	4,752,344	4,998,360	4,465,083	4,549,810	3,582,245
Basic net loss per share	$ (0.23)	$ (0.35)	$ (1.21)	$ (1.13)	$ (1.52)	$ (2.68)